Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade and Other Receivables [Line Items]
Trade receivables (gross)	$ 55	$ 57
Expected credit losses	(15)	(14)	$ (13)
Trade receivables (net)	40	43
Other receivables, net of expected credit losses allowance		12
Total trade and other receivables	$ 40	$ 55